Fair Value Measurements - Schedule of Convertible Promissory Note (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Convertible Promissory Note [Abstract]
Fair value beginning balance	$ 944,118
Principal borrowing	$ 787,981	$ 713,015	1,121,815
Change in fair value of convertible promissory note			(177,697)
Fair value Ending balance			$ 944,118